Non-life and Life and Health Reserves - Guaranteed reserves, asbestos, and environmental claims and narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Guaranteed Reserves		$ 426
Reserve Agreement Commutation Gain	$ 29
Liability for Asbestos and Environmental Claims, Net	47	134
Liability for Asbestos and Environmental Claims, Gross	$ 54	142
Asbestos Liabilities Of Paris Re
Liability for Claims and Claims Adjustment Expense [Line Items]
Liability for Asbestos and Environmental Claims, Gross		$ 96